Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Share-Based Compensation [Abstract]
Share-Based Compensation

19. Share‑based compensation

Under our equity incentive plans we have granted restricted stock units, restricted stock and stock options to directors, officers and employees in order to enable us to attract, retain and motivate such people and to align their interests with ours, including but not limited to retention and motivation in relation to the implementation of the ILFC Transaction.

AerCap Holdings N.V. Equity Grants

In March 2012, we implemented an equity incentive plan (the “Equity Incentive Plan 2012”) which provides for the grant of stock options, non-qualified stock options, restricted stock, restricted stock units, stock appreciation rights and other stock awards to participants of the plan selected by the Nomination and Compensation Committee of our Board of Directors. Effective May 14, 2014, the Equity Incentive Plan 2012 was expanded and the maximum number of shares available under the plan is equivalent to 8,064,081 Company shares. The Equity Incentive Plan 2012 is not open for equity awards to our directors.

On May 14, 2014, we implemented an equity incentive plan (the “Equity Incentive Plan 2014”) which provides for the grant of equity awards to participants of the plan selected by the Nomination and Compensation Committee of our Board of Directors. The maximum number of shares available under the plan is equivalent to 4,500,000 Company shares. The Equity Incentive Plan 2014 is open for equity awards to our directors.

The Equity Incentive Plan 2014 replaced an equity incentive plan that was implemented in October 2006 (the “Equity Incentive Plan 2006”, the Equity Incentive Plan 2014, Equity Incentive Plan 2012 and Equity Incentive Plan 2006 collectively referred to herein as “AerCap Holdings N.V. Equity Plans”). Prior awards remain in effect pursuant to their terms and conditions. The terms and conditions of the Equity Incentive Plan 2006 and the Equity Incentive Plan 2014 are substantially the same.

The terms and conditions, including the vesting conditions, of the equity awards granted under AerCap Holdings N.V. Equity Plans are determined by the Nomination and Compensation Committee and, for our directors, by the Board of Directors in line with the remuneration policy approved by the General Meeting of Shareholders. The vesting periods of the equity awards range between three years and five years, subject to certain exceptions. Certain awards are subject to long term performance vesting criteria, based on the average earnings per share over the specified periods, in order to promote and encourage superior performance over a prolonged period of time. Some of our officers receive annual equity awards as part of their compensation package. Annual equity awards are granted after the year end and the number of awards granted is dependent on the performance of AerCap and the respective individual officer during the previous financial year. The 2015 annual equity awards were granted to some of our officers in December 2015 in lieu of the first quarter of 2016 in order to avoid double taxation in connection with the migration of the Company’s headquarters to Ireland in early 2016. All outstanding awards of restricted stock units are convertible into common shares of the Company at a ratio of one-to-one. During the year ended December 31, 2016, the Company’s obligations to issue shares at the exercise of vested options, on the vesting date of restricted stock units, or upon lapse of the restrictions in relation to restricted stock were satisfied by the transfer of treasury shares acquired through share repurchases. Shares subject to outstanding equity awards, that are not issued or delivered by reason of, amongst others, the cancellation or forfeiture of such awards or the withholding of such shares to settle tax obligations, shall again be available under the AerCap Holdings N.V. Equity Plans.

The following table presents movements in the outstanding restricted stock units and restricted stock under the AerCap Holdings N.V. Equity Plans during the year ended December 31, 2016:

	Year Ended December 31, 2016
	Number of time based restricted stock units and restricted stock	Number of performance based restricted stock units and restricted stock	Weighted average grant date fair value of time based grants ($)	Weighted average grant date fair value of performance based grants ($)
Number at beginning of period	3,739,690	5,554,011	$39.81	$45.42
Granted (a)	307,907	276,669	41.12	40.14
Transfers between categories	64,448	(64,448)	46.59	46.59
Vested (b)	(495,508)	(180,480)	13.76	19.39
Cancelled	(36,703)	(73,410)	45.90	45.90
Number at end of period (c)	3,579,834	5,512,342	$42.78	$46.19

(a)

Includes 180,000 restricted stock granted under the AerCap Holdings N.V. Equity Plans, of which 111,901 restricted stock were issued with the remaining restricted stock being withheld and applied to pay the taxes involved.

(b)

279,594 restricted stock units, which were previously granted under the AerCap Holdings N.V. Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 150,082 ordinary shares to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved. In addition, restrictions on 396,394 restricted stock (253,040 restricted stock net of withholding for taxes) lapsed during the period.

(c)

During the year ended December 31, 2016, 807,227 restricted stock units that had been issued previously were converted to restricted stock of which 541,037 were issued with the remaining stock being withheld and applied to pay the taxes involved. The converted restricted stock remained subject to restrictions and conditions identical to the restricted stock units, including vesting and forfeiture conditions.

The following table presents movements in the outstanding stock options under the Equity Incentive Plan 2006 (no options were granted under the Equity Incentive Plan 2012 or Equity Incentive Plan 2014) and the stock options that rolled over from the amalgamation of Genesis in 2010 during the year ended December 31, 2016. All outstanding options were vested.

	Year Ended December 31, 2016
	Number of options	Weighted average exercise price ($)
Options outstanding at beginning of period	519,693	$19.08
Exercised	(379,648)	23.90
Options outstanding at end of period (a)	140,045	$6.02

(a)

Includes 2,100 AER options granted to former Genesis directors and employees at the closing of the amalgamation with Genesis on March 25, 2010. These options were issued pursuant to a separate board resolution, and were not issued under any of the AerCap Holdings N.V. Equity Plans.

The amount of share-based compensation expense is determined by reference to the fair value of the restricted stock units or restricted stock on the grant date, based on the trading price of the Company’s shares on the grant date and reflective of the probability of vesting. All outstanding options have been fully expensed.

We incurred share-based compensation expense of $102.8 million, $100.2 million and $68.2 million during the years ended December 31, 2016,  2015 and 2014, respectively. The following table presents our expected share-based compensation expense assuming that the established performance criteria are met and that no forfeitures occur:

Expected share-based compensation expense
(U.S. dollar amounts in millions)
2017	$98.1
2018	47.6
2019	7.9
2020	0.6